NET INCOME PER COMMON SHARE (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Oct. 01, 2016	Jul. 02, 2016	Apr. 02, 2016	Jan. 02, 2016	Oct. 03, 2015	Jul. 04, 2015	Apr. 04, 2015	Dec. 31, 2016	Jan. 02, 2016	Jan. 03, 2015
Net income per common share amounts
Income from continuing operations					$ 56.5	$ 81.3	$ 64.7	$ 71.9	$ 320.7	$ 274.4	$ 247.3
Loss from discontinued operations, net of tax										(0.1)	(2.2)
Net income available to common shareholders	$ 62.0	$ 89.1	$ 80.0	$ 89.6	$ 57.0	$ 81.7	$ 63.7	$ 71.9	$ 320.7	$ 274.3	$ 245.1
Weighted average number of common shares outstanding									89.1	91.0	93.8
Dilutive shares (additional common shares issuable under stock-based awards)									1.6	1.9	1.9
Weighted average number of common shares outstanding, assuming dilution									90.7	92.9	95.7
Net income (loss) per common share:
Continuing operations (in dollars per share)					$ 0.62	$ 0.89	$ 0.71	$ 0.79	$ 3.60	$ 3.01	$ 2.64
Discontinued operations (in dollars per share)					0.01		(0.01)				(0.03)
Net income per common share (in dollars per share)	$ 0.70	$ 1.00	$ 0.90	$ 1.00	0.63	0.89	0.70	0.79	3.60	3.01	2.61
Net income (loss) per common share, assuming dilution:
Continuing operations (in dollars per share)					0.61	0.87	0.69	0.78	3.54	2.95	2.58
Discontinued operations (in dollars per share)					0.01	0.01	(0.01)				(0.02)
Net income per common share, assuming dilution (in dollars per share)	$ 0.69	$ 0.98	$ 0.88	$ 0.98	$ 0.62	$ 0.88	$ 0.68	$ 0.78	$ 3.54	$ 2.95	$ 2.56
Stock-based compensation awards excluded from the computation of net income per common share, assuming dilution									0.2	1.0	3.0